Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 0.41	$ 0.31
Expected volatility	93.00%	76.00%
Risk-free interest	0.26%	0.08%
Expected life of up to (years)	3 years 10 months 17 days	1 year 7 months 28 days
Maximum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 1.81	$ 0.54
Expected volatility	99.00%	97.00%
Risk-free interest	0.70%	0.31%
Expected life of up to (years)	4 years 5 months 4 days	4 years 2 months 26 days